Commissions and fees (Tables)	12 Months Ended
Dec. 31, 2017
Commissions and fees
in	2017	2016	2015
Commissions and fees (CHF million)
Lending business	1,839	1,818	1,578
Investment and portfolio management	3,494	3,209	3,436
Other securities business	46	46	65
Fiduciary business	3,540	3,255	3,501
Underwriting	1,806	1,364	1,644
Brokerage	3,004	3,028	3,648
Underwriting and brokerage	4,810	4,392	5,292
Other services	1,628	1,627	1,673
Commissions and fees	11,817	11,092	12,044

Bank
Commissions and fees
in	2017	2016	2015
Commissions and fees (CHF million)
Lending business	1,809	1,790	1,560
Investment and portfolio management	3,320	3,043	3,346
Other securities business	82	72	73
Fiduciary business	3,402	3,115	3,419
Underwriting	1,817	1,364	1,659
Brokerage	3,006	3,029	3,648
Underwriting and brokerage	4,823	4,393	5,307
Other services	1,638	1,640	1,680
Commissions and fees	11,672	10,938	11,966